Provisions for other liabilities - Total Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [abstract]
Non current	$ 2,244	$ 2,871
Current	1,508	728
Total provisions	$ 3,752	$ 3,599	$ 3,435